Vanguard Mid-Cap Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market Value ($000)

		Shares
Common Stocks (99.6%)1
Basic Materials (3.4%)
	Newmont Mining Corp.	12,832,458	459,017
	Freeport-McMoRan Inc.	33,164,061	427,485
*	International Flavors & Fragrances Inc.	2,568,210	330,760
	Celanese Corp. Class A	3,085,308	304,242
	FMC Corp.	3,185,026	244,674
	Avery Dennison Corp.	2,087,880	235,930
	Eastman Chemical Co.	3,034,885	230,287
	Mosaic Co.	8,351,871	228,090
	CF Industries Holdings Inc.	5,556,525	227,151
	Albemarle Corp.	2,561,361	209,980
	Reliance Steel & Aluminum Co.	1,528,293	137,944
*	Axalta Coating Systems Ltd.	5,355,358	135,008
	Steel Dynamics Inc.	2,634,071	92,904
*	Alcoa Corp.	2,248,066	63,305
	Westlake Chemical Corp.	925,858	62,829
			3,389,606
Consumer Goods (9.5%)
	Clorox Co.	3,087,132	495,361
	McCormick & Co. Inc.	2,953,642	444,907
	Church & Dwight Co. Inc.	5,923,904	421,960
*	Lululemon Athletica Inc.	2,490,437	408,108
	Genuine Parts Co.	3,357,261	376,114
	DR Horton Inc.	8,553,613	353,949
	Lennar Corp. Class A	7,029,091	345,058
	Conagra Brands Inc.	11,697,497	324,489
	JM Smucker Co.	2,602,666	303,211
	Hormel Foods Corp.	6,435,467	288,052
	Garmin Ltd.	3,185,491	275,067
	Lamb Weston Holdings Inc.	3,527,305	264,336
*	Take-Two Interactive Software Inc.	2,724,971	257,156
	Molson Coors Brewing Co. Class B	4,248,312	253,412
	Aptiv plc	3,130,518	248,845
	Tyson Foods Inc. Class A	3,554,059	246,758
	Hasbro Inc.	2,741,744	233,103
*	Elanco Animal Health Inc.	7,229,854	231,861
*	NVR Inc.	82,830	229,191
	Tapestry Inc.	6,982,135	226,850
	PVH Corp.	1,823,426	222,367
*	LKQ Corp.	7,290,014	206,891
	Lear Corp.	1,504,741	204,208
	Whirlpool Corp.	1,531,608	203,535
*	Wayfair Inc.	1,341,368	199,126
	BorgWarner Inc.	5,008,843	192,390
*	Mohawk Industries Inc.	1,433,095	180,785
	Bunge Ltd.	3,232,380	171,542
	PulteGroup Inc.	6,013,394	168,134
*	WABCO Holdings Inc.	1,238,958	163,332
	Fortune Brands Home & Security Inc.	3,413,201	162,502

* Capri Holdings Ltd.	3,452,770	157,964
Ralph Lauren Corp. Class A	1,208,337	156,697
Hanesbrands Inc.	8,715,662	155,836
Newell Brands Inc.	9,948,361	152,608
Harley-Davidson Inc.	3,927,600	140,058
^ Coty Inc. Class A	10,873,622	125,047
^ Campbell Soup Co.	2,718,908	103,672
* Under Armour Inc. Class A	4,313,787	91,193
* Under Armour Inc. Class C	4,622,223	87,221
Ingredion Inc.	804,313	76,160
Polaris Industries Inc.	695,968	58,761
* Levi Strauss & Co. Class A	855,420	20,145
Lennar Corp. Class B	212,981	8,332
Keurig Dr Pepper Inc.	831	23
Goodyear Tire & Rubber Co.	218	4
		9,636,321
Consumer Services (11.2%)
* Dollar Tree Inc.	5,445,494	571,995
* Ulta Beauty Inc.	1,357,350	473,349
* Chipotle Mexican Grill Inc. Class A	666,365	473,326
Royal Caribbean Cruises Ltd.	4,028,503	461,747
Best Buy Co. Inc.	5,509,759	391,523
Darden Restaurants Inc.	2,974,984	361,371
Expedia Group Inc.	2,750,891	327,356
* Liberty Broadband Corp.	3,403,783	312,263
* AutoZone Inc.	303,511	310,832
* Copart Inc.	5,072,384	307,336
MGM Resorts International	11,637,258	298,612
Tiffany & Co.	2,789,006	294,380
* Norwegian Cruise Line Holdings Ltd.	5,297,144	291,131
Tractor Supply Co.	2,939,308	287,347
* CarMax Inc.	4,095,448	285,862
Advance Auto Parts Inc.	1,639,546	279,592
Kohl's Corp.	3,976,360	273,454
Wynn Resorts Ltd.	2,225,675	265,568
Domino's Pizza Inc.	1,001,557	258,502
Viacom Inc. Class B	8,505,135	238,739
FactSet Research Systems Inc.	915,439	227,276
* United Continental Holdings Inc.	2,791,859	222,734
* Henry Schein Inc.	3,650,800	219,450
* Discovery Communications Inc.	8,252,873	209,788
* Live Nation Entertainment Inc.	3,284,469	208,695
Nielsen Holdings plc	8,550,742	202,396
Omnicom Group Inc.	2,696,692	196,832
Interpublic Group of Cos. Inc.	9,268,469	194,731
Altice USA Inc. Class A	8,946,991	192,181
Gap Inc.	6,898,870	180,612
Macy's Inc.	7,414,297	178,166
Aramark	5,939,290	175,506
Alaska Air Group Inc.	2,969,019	166,621
* DISH Network Corp. Class A	5,256,383	166,575
Rollins Inc.	3,946,459	164,252
* Qurate Retail Group Inc. QVC Group Class A	10,130,522	161,886
American Airlines Group Inc.	4,998,627	158,756
L Brands Inc.	5,640,155	155,555
AmerisourceBergen Corp. Class A	1,908,701	151,780
* Liberty Media Corp-Liberty SiriusXM Class C	3,917,863	149,819

	News Corp. Class A	11,833,639	147,210
	Nordstrom Inc.	3,026,022	134,295
	Vail Resorts Inc.	487,041	105,834
*,^	Discovery Communications Inc. Class A	3,575,650	96,614
*	GrubHub Inc.	1,095,263	76,088
*	Liberty Media Corp-Liberty SiriusXM Class A	1,942,114	74,150
	Hyatt Hotels Corp. Class A	935,137	67,863
*	TripAdvisor Inc.	1,282,027	65,960
*	Liberty Broadband Corp. Class A	605,014	55,443
*,^	Carvana Co. Class A	425,033	24,677
*	Lyft Inc. Class A	106,160	8,311
	Viacom Inc. Class A	246,165	7,988
	News Corp. Class B	356,118	4,448
	Wyndham Hotels & Resorts Inc.	392	20
			11,316,797
Financials (20.1%)
	Moody's Corp.	3,924,049	710,606
	Digital Realty Trust Inc.	4,973,159	591,806
*	SBA Communications Corp. Class A	2,730,304	545,132
	Realty Income Corp.	7,317,327	538,263
	M&T Bank Corp.	3,169,925	497,742
*	IHS Markit Ltd.	9,094,086	494,536
	Essex Property Trust Inc.	1,582,474	457,715
	Hartford Financial Services Group Inc.	8,652,420	430,198
	Alexandria Real Estate Equities Inc.	2,715,547	387,128
	KeyCorp	24,558,425	386,795
*	CBRE Group Inc. Class A	7,800,172	385,718
	MSCI Inc. Class A	1,926,823	383,129
	Citizens Financial Group Inc.	11,087,986	360,360
	HCP Inc.	11,508,240	360,208
	Regions Financial Corp.	24,902,857	352,375
	Arthur J Gallagher & Co.	4,433,463	346,253
	Equifax Inc.	2,904,427	344,175
	Host Hotels & Resorts Inc.	17,835,069	337,083
	Annaly Capital Management Inc.	33,725,411	336,917
	Principal Financial Group Inc.	6,704,244	336,486
	AvalonBay Communities Inc.	1,664,287	334,072
	Cincinnati Financial Corp.	3,723,765	319,871
	Huntington Bancshares Inc.	25,213,732	319,710
*	Markel Corp.	317,776	316,581
	Loews Corp.	6,371,293	305,376
	UDR Inc.	6,637,782	301,754
	First Republic Bank	2,989,626	300,338
	Mid-America Apartment Communities Inc.	2,741,648	299,744
*	Arch Capital Group Ltd.	9,206,394	297,551
	Extra Space Storage Inc.	2,908,211	296,376
	Lincoln National Corp.	4,919,819	288,793
	KKR & Co. Inc. Class A	12,205,148	286,699
*	SVB Financial Group	1,266,424	281,602
	Comerica Inc.	3,829,071	280,747
	Vornado Realty Trust	4,130,357	278,551
	E*TRADE Financial Corp.	5,931,023	275,377
	Ally Financial Inc.	9,694,493	266,502
	Duke Realty Corp.	8,628,408	263,857
	Regency Centers Corp.	3,876,124	261,600
	Cboe Global Markets Inc.	2,701,614	257,842
	Federal Realty Investment Trust	1,790,739	246,853

Raymond James Financial Inc.	3,055,844	245,720
Iron Mountain Inc.	6,896,495	244,550
Nasdaq Inc.	2,762,838	241,721
Camden Property Trust	2,326,785	236,169
AGNC Investment Corp.	12,935,842	232,845
Fidelity National Financial Inc.	6,297,827	230,186
Reinsurance Group of America Inc. Class A	1,514,644	215,049
Everest Re Group Ltd.	978,596	211,338
Zions Bancorp NA	4,522,547	205,369
* Alleghany Corp.	331,368	202,930
Invitation Homes Inc.	8,169,365	198,761
Torchmark Corp.	2,420,430	198,354
VEREIT Inc.	23,345,463	195,402
Western Union Co.	10,512,503	194,166
Invesco Ltd.	9,919,817	191,552
WR Berkley Corp.	2,205,902	186,884
* Black Knight Inc.	3,422,297	186,515
Voya Financial Inc.	3,640,343	181,872
SL Green Realty Corp.	2,018,530	181,506
Kimco Realty Corp.	9,654,439	178,607
SEI Investments Co.	3,334,211	174,213
Jones Lang LaSalle Inc.	1,098,931	169,433
Unum Group	4,658,614	157,601
People's United Financial Inc.	9,581,216	157,515
* Athene Holding Ltd. Class A	3,776,033	154,062
WP Carey Inc.	1,941,481	152,076
Macerich Co.	3,403,130	147,526
Affiliated Managers Group Inc.	1,270,358	136,068
Franklin Resources Inc.	3,382,132	112,084
AXA Equitable Holdings Inc.	5,312,840	107,001
Jefferies Financial Group Inc.	5,471,354	102,807
CIT Group Inc.	102	5
Lazard Ltd. Class A	123	4
		20,392,312
Health Care (8.6%)
* IQVIA Holdings Inc.	4,046,973	582,157
* Align Technology Inc.	1,830,745	520,536
* Centene Corp.	9,455,006	502,061
* Edwards Lifesciences Corp.	2,502,994	478,898
* IDEXX Laboratories Inc.	2,072,374	463,383
* BioMarin Pharmaceutical Inc.	4,290,047	381,085
* Incyte Corp.	4,383,433	377,019
* Laboratory Corp. of America Holdings	2,430,091	371,755
ResMed Inc.	3,452,015	358,906
Cooper Cos. Inc.	1,188,470	351,989
Cardinal Health Inc.	7,178,711	345,655
* Hologic Inc.	7,017,127	339,629
Teleflex Inc.	1,108,541	334,957
* WellCare Health Plans Inc.	1,204,116	324,810
* Varian Medical Systems Inc.	2,186,343	309,849
* ABIOMED Inc.	1,031,547	294,600
Quest Diagnostics Inc.	3,233,275	290,736
Universal Health Services Inc. Class B	2,052,867	274,612
Dentsply Sirona Inc.	5,359,296	265,767
* DexCom Inc.	2,139,212	254,780
* Alnylam Pharmaceuticals Inc.	2,302,258	215,146
* Jazz Pharmaceuticals plc	1,379,150	197,149

* Seattle Genetics Inc.	2,517,183	184,358
* Mylan NV	6,217,240	176,197
* DaVita Inc.	3,009,256	163,373
Perrigo Co. plc	2,948,789	142,014
* Nektar Therapeutics Class A	4,173,999	140,246
* Alkermes plc	1,875,559	68,439
		8,710,106
Industrials (19.7%)
Roper Technologies Inc.	2,492,049	852,206
* Fiserv Inc.	9,599,781	847,469
* Worldpay Inc. Class A	7,272,381	825,415
Amphenol Corp. Class A	7,179,686	678,050
Waste Connections Inc.	6,342,292	561,864
Willis Towers Watson plc	3,130,624	549,894
* TransDigm Group Inc.	1,147,135	520,788
Global Payments Inc.	3,806,147	519,615
* FleetCor Technologies Inc.	2,068,248	510,009
Verisk Analytics Inc. Class A	3,741,627	497,636
Ball Corp.	8,173,077	472,894
AMETEK Inc.	5,471,798	453,995
Fastenal Co.	6,889,070	443,036
* Waters Corp.	1,733,734	436,398
* Mettler-Toledo International Inc.	597,361	431,892
* CoStar Group Inc.	877,423	409,248
Cintas Corp.	2,014,753	407,202
* Keysight Technologies Inc.	4,521,203	394,249
L3 Technologies Inc.	1,895,861	391,249
Vulcan Materials Co.	3,181,178	376,651
Total System Services Inc.	3,835,100	364,373
WW Grainger Inc.	1,153,086	346,998
Xylem Inc.	4,329,140	342,175
* First Data Corp. Class A	12,992,294	341,308
Dover Corp.	3,491,193	327,474
Expeditors International of Washington Inc.	4,131,922	313,613
Martin Marietta Materials Inc.	1,510,453	303,873
TransUnion	4,479,362	299,401
Broadridge Financial Solutions Inc.	2,785,838	288,863
CH Robinson Worldwide Inc.	3,310,965	288,021
Textron Inc.	5,651,048	286,282
Kansas City Southern	2,431,046	281,953
Masco Corp.	7,094,251	278,875
* Square Inc.	3,713,517	278,217
Old Dominion Freight Line Inc.	1,771,798	255,830
Jacobs Engineering Group Inc.	3,359,446	252,597
* Trimble Inc.	6,046,486	244,278
Westrock Co.	6,148,607	235,799
Wabtec Corp.	3,113,593	229,534
Packaging Corp. of America	2,275,248	226,114
* United Rentals Inc.	1,916,053	218,909
JB Hunt Transport Services Inc.	2,106,521	213,369
Snap-on Inc.	1,338,711	209,535
Huntington Ingalls Industries Inc.	999,550	207,107
Arconic Inc.	10,468,324	200,050
Alliance Data Systems Corp.	1,114,326	194,985
Pentair plc	4,133,291	183,973
* Sensata Technologies Holding plc	3,958,597	178,216
* Crown Holdings Inc.	3,260,093	177,903

	Robert Half International Inc.	2,727,852	177,747
	Sealed Air Corp.	3,753,278	172,876
*	Arrow Electronics Inc.	2,046,736	157,721
	Hubbell Inc. Class B	1,316,931	155,371
	Xerox Corp.	4,706,264	150,506
*,^	XPO Logistics Inc.	2,633,498	141,524
	Jack Henry & Associates Inc.	930,490	129,096
	Allison Transmission Holdings Inc.	2,813,152	126,367
*	IPG Photonics Corp.	829,981	125,974
	Cognex Corp.	1,959,045	99,637
	AO Smith Corp.	1,714,735	91,430
	FLIR Systems Inc.	1,670,780	79,496
	Flowserve Corp.	1,579,968	71,320
	Fluor Corp.	1,689,848	62,186
	Owens Corning	1,317,001	62,057
^	ADT Inc.	1,759,489	11,243
	ManpowerGroup Inc.	229	19
			19,963,955
Oil & Gas (5.2%)
	ONEOK Inc.	9,912,587	692,295
	Concho Resources Inc.	4,832,946	536,264
	Diamondback Energy Inc.	3,952,940	401,342
	Hess Corp.	6,570,545	395,744
*	Cheniere Energy Inc.	5,569,183	380,709
	Marathon Oil Corp.	20,021,872	334,566
	Apache Corp.	9,141,819	316,855
	Devon Energy Corp.	10,028,740	316,507
	Noble Energy Inc.	11,503,015	284,470
	Cabot Oil & Gas Corp.	10,382,792	270,991
	National Oilwell Varco Inc.	9,231,089	245,916
	Targa Resources Corp.	5,520,226	229,365
	OGE Energy Corp.	4,816,174	207,673
	HollyFrontier Corp.	3,705,790	182,584
	Baker Hughes a GE Co. Class A	6,207,083	172,060
	Cimarex Energy Co.	2,319,853	162,158
*	Continental Resources Inc.	2,269,021	101,584
	Helmerich & Payne Inc.	1,250,207	69,462
	Equitrans Midstream Corp.	822	18
			5,300,563
Other (0.0%)2
*,§ American International Group Inc. Warrants Exp. 01/19/2021		8,771	—

Technology (15.1%)
	Xilinx Inc.	6,099,111	773,306
*	Red Hat Inc.	4,045,619	739,135
*	Twitter Inc.	17,550,089	577,047
*	Advanced Micro Devices Inc.	21,797,370	556,269
	Motorola Solutions Inc.	3,948,367	554,430
*	Palo Alto Networks Inc.	2,171,805	527,488
^	Microchip Technology Inc.	5,709,049	473,623
*	VeriSign Inc.	2,596,004	471,330
	KLA-Tencor Corp.	3,938,357	470,279
	Harris Corp.	2,838,815	453,387
*	Splunk Inc.	3,560,801	443,676
*	Cadence Design Systems Inc.	6,796,940	431,674
*	Cerner Corp.	7,423,216	424,682

*	Synopsys Inc.	3,641,852	419,359
	NetApp Inc.	5,949,136	412,513
*	Autodesk Inc.	2,638,267	411,095
*	Arista Networks Inc.	1,277,191	401,625
*	IAC/InterActiveCorp	1,872,384	393,407
*	Veeva Systems Inc. Class A	3,014,443	382,412
*	ANSYS Inc.	2,012,818	367,762
	Maxim Integrated Products Inc.	6,585,769	350,165
	CDW Corp.	3,612,206	348,108
	Skyworks Solutions Inc.	4,192,770	345,820
	Symantec Corp.	14,627,310	336,282
	SS&C Technologies Holdings Inc.	5,134,765	327,033
	Western Digital Corp.	6,654,901	319,834
*	GoDaddy Inc. Class A	4,204,602	316,144
*	Gartner Inc.	2,077,920	315,179
	Marvell Technology Group Ltd.	15,041,282	299,171
*	Fortinet Inc.	3,487,210	292,821
	Seagate Technology plc	6,106,218	292,427
*	Twilio Inc. Class A	2,249,417	290,580
	Citrix Systems Inc.	2,854,475	284,477
*	Akamai Technologies Inc.	3,725,798	267,177
*	F5 Networks Inc.	1,433,340	224,934
	Juniper Networks Inc.	8,308,689	219,931
*	Qorvo Inc.	2,961,037	212,395
	CDK Global Inc.	3,007,374	176,894
*,^ Snap Inc.		14,118,787	155,589
*	Dell Technologies Inc.	1,867,251	109,589
*	Dropbox Inc. Class A	3,434,592	74,874
^	Match Group Inc.	1,232,738	69,785
*	ServiceNow Inc.	173	43
*	Workday Inc. Class A	150	29
*	Covetrus Inc.	253	8
			15,313,788
Telecommunications (0.4%)
	CenturyLink Inc.	23,424,845	280,864
*	Zayo Group Holdings Inc.	4,814,910	136,840
			417,704
Utilities (6.4%)
	WEC Energy Group Inc.	7,602,906	601,238
	DTE Energy Co.	4,383,154	546,755
	Eversource Energy	7,633,952	541,629
	FirstEnergy Corp.	12,772,612	531,468
	American Water Works Co. Inc.	4,354,889	454,041
	Ameren Corp.	5,879,546	432,440
	Entergy Corp.	4,363,967	417,326
	CMS Energy Corp.	6,827,787	379,215
	CenterPoint Energy Inc.	12,075,016	370,703
	Evergy Inc.	6,345,661	368,366
	AES Corp.	15,948,740	288,353
	Alliant Energy Corp.	5,886,318	277,422
	Pinnacle West Capital Corp.	2,698,867	257,958
	NiSource Inc.	8,971,043	257,110
	Vistra Energy Corp.	9,717,255	252,940
*	PG&E Corp.	12,486,120	222,253
	NRG Energy Inc.	3,321,511	141,098

Avangrid Inc.			1,490,883	75,066
				6,415,381
Total Common Stocks (Cost $73,363,212)				100,856,533
	Coupon
Temporary Cash Investments (0.9%)1
Money Market Fund (0.9%)
3,4 Vanguard Market Liquidity Fund	2.554%		9,621,095	962,302

			Face Amount ($000)
		Maturity Date

U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.402%	4/11/19	2,000	1,999
5 United States Treasury Bill	2.403%	6/6/19	2,000	1,991
5 United States Treasury Bill	2.419%	6/20/19	10,000	9,947
5 United States Treasury Bill	2.477%	7/18/19	7,000	6,951
5 United States Treasury Bill	2.480%	9/5/19	3,000	2,969
				23,857
Total Temporary Cash Investments (Cost $985,974)				986,159
Total Investments (100.5%) (Cost $74,349,186)				101,842,692
Other Assets and Liabilities-Net (-0.5%)4				(561,129)
Net Assets (100%)				101,281,563
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $406,688,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $414,745,000 of collateral received for securities on loan.
5 Securities with a value of $16,883,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

($000)
Value and Unrealized Appreciation (Depreciation)
Number of Long (Short) Contracts
Notional Amount
Expiration
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2019	1,153	219,185	4,204

Mid-Cap Index Fund

Total Return Swaps
				Floating Interest Rate Received (Paid)[1]
					Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
			Notional Amount ($000)
	Termination Date
Reference Entity		Counterparty
ADT Inc.	2/04/20	GSI	6,470	2.482%	—	(84)
Campbell Soup Co.	2/04/20	GSI	72,020	2.482%	4,190	—
Elanco Animal Health Inc.	2/04/20	GSI	21,448	2.482%	986	—
First Republic Bank	2/04/20	GSI	106,149	3.112%	—	(3,269)
Snap Inc.	2/04/20	GSI	11,160	2.482%	—	(148)
					5,176	(3,501)
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

At March 31, 2019, a counterparty had deposited in segregated accounts cash of $2,063,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Mid-Cap Index Fund

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Mid-Cap Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	100,856,533	—	—
Temporary Cash Investments	962,302	23,857	—
Futures Contracts—Assets[1]	2,270	—	—
Swap Contracts—Assets	—	5,176	—
Swap Contracts—Liabilities	—	(3,501)	—
Total	101,821,105	25,532	—
1 Represents variation margin on the last day of the reporting period.